Intangible Assets and Goodwill (Details) - Schedule of Amortization Expense for Intangible Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Amortization Expense for Intangible Assets [Abstract]
2024	$ 611,856	$ 762,433
2025	571,606	693,256
2026	450,856	653,006
2027	450,856	532,256
2028	1,707,758	488,439
Thereafter		1,844,958
Total estimated amortization expense	$ 4,133,449	$ 4,974,348